Convertible Redeemable Preferred Stock - Schedule of Company's convertible redeemable preferred stock (Detail) - USD ($)	Sep. 30, 2025	May 08, 2025	Apr. 11, 2025	Dec. 31, 2024	Dec. 27, 2024	Jan. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Jul. 31, 2020	Nov. 30, 2019	Dec. 31, 2018
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000			5,000,000
Preferred Stock, Shares Issued	0			0
Preferred Stock, Shares Outstanding	0			0
Preferred Stock, Value, Issued	$ 0			$ 0
ColdQuanta Inc dba Infleqtion [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	383,910,610			383,910,610			308,996,309
Preferred Stock, Shares Issued	383,532,609			343,641,595			294,120,984
Preferred Stock, Shares Outstanding	383,532,609			343,641,595			294,120,984
Preferred Stock, Value, Issued	$ 296,809,000			$ 247,584,000			$ 193,980,000
Preferred Stock, Liquidation Preference, Value	$ 289,327,000			$ 240,101,000			$ 184,555,000
ColdQuanta Inc dba Infleqtion [Member] | Series Seed Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	0			0			0					24,871,033
ColdQuanta Inc dba Infleqtion [Member] | Series Seed Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	24,871,033			24,871,033			24,871,033
Preferred Stock, Shares Issued	24,871,033			24,871,033			24,871,033
Preferred Stock, Shares Outstanding	24,871,033			24,871,033			24,871,033
Preferred Stock, Value, Issued	$ 6,526,000			$ 6,526,000			$ 6,526,000
Preferred Stock, Liquidation Preference, Value	$ 6,750,000			$ 6,750,000			$ 6,750,000
ColdQuanta Inc dba Infleqtion [Member] | Series Seed II Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	0			0			0		27,499,984	13,749,989	13,749,995
ColdQuanta Inc dba Infleqtion [Member] | Series Seed II Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	27,499,984			27,499,984			27,499,984
Preferred Stock, Shares Issued	27,499,984			27,499,984			27,499,984
Preferred Stock, Shares Outstanding	27,499,984			27,499,984			27,499,984
Preferred Stock, Value, Issued	$ 10,411,000			$ 10,411,000			$ 10,411,000
Preferred Stock, Liquidation Preference, Value	$ 10,450,000			$ 10,450,000			$ 10,450,000
ColdQuanta Inc dba Infleqtion [Member] | Series A Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	0			0			0		101,515,976
ColdQuanta Inc dba Infleqtion [Member] | Series A Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	101,515,976			101,515,976			101,515,976
Preferred Stock, Shares Issued	101,515,976			101,515,976			101,515,976
Preferred Stock, Shares Outstanding	101,515,976			101,515,976			101,515,976
Preferred Stock, Value, Issued	$ 36,658,000			$ 36,658,000			$ 36,658,000
Preferred Stock, Liquidation Preference, Value	$ 36,830,000			$ 36,830,000			$ 36,830,000
ColdQuanta Inc dba Infleqtion [Member] | Series B Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	0			6,141,902		1,474,056		107,814,417
Preferred Stock, Value, Issued								$ 109,700,000
ColdQuanta Inc dba Infleqtion [Member] | Series B Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	113,956,319			113,956,319			122,689,742
Preferred Stock, Shares Issued	113,956,319			113,956,319			107,814,417
Preferred Stock, Shares Outstanding	113,956,319			113,956,319			107,814,417
Preferred Stock, Value, Issued	$ 112,145,000			$ 112,145,000			$ 107,395,000
Preferred Stock, Liquidation Preference, Value	$ 115,962,000			$ 115,962,000			$ 109,712,000
ColdQuanta Inc dba Infleqtion [Member] | Series B-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued	0						0	32,419,574
Preferred Stock, Value, Issued								$ 20,800,000
ColdQuanta Inc dba Infleqtion [Member] | Series B-1 Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	32,419,574			32,419,574			32,419,574
Preferred Stock, Shares Issued	32,419,574			32,419,574			32,419,574
Preferred Stock, Shares Outstanding	32,419,574			32,419,574			32,419,574
Preferred Stock, Value, Issued	$ 32,990,000			$ 32,990,000			$ 32,990,000
Preferred Stock, Liquidation Preference, Value	$ 20,813,000			$ 20,813,000			$ 20,813,000
ColdQuanta Inc dba Infleqtion [Member] | Series C Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued		4,858,933	35,032,081		20,508,938
Preferred Stock, Value, Issued		$ 6,000,000	$ 43,200,000		$ 25,300,000
ColdQuanta Inc dba Infleqtion [Member] | Series C Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	60,777,953			60,777,953
Preferred Stock, Shares Issued	60,399,952			20,508,938
Preferred Stock, Shares Outstanding	60,399,952			20,508,938
Preferred Stock, Value, Issued	$ 71,728,000			$ 22,503,000
Preferred Stock, Liquidation Preference, Value	$ 74,534,000			$ 25,308,000
ColdQuanta Inc dba Infleqtion [Member] | Series C-1 Convertible Redeemable Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Issued					22,869,771
Preferred Stock, Value, Issued					$ 22,869,771
ColdQuanta Inc dba Infleqtion [Member] | Series C-1 Convertible Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Shares Authorized	22,869,771			22,869,771
Preferred Stock, Shares Issued	22,869,771			22,869,771
Preferred Stock, Shares Outstanding	22,869,771			22,869,771
Preferred Stock, Value, Issued	$ 26,351,000			$ 26,351,000
Preferred Stock, Liquidation Preference, Value	$ 23,988,000			$ 23,988,000